Note 7 - Long-term Debt - Schedule of Long-term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-Term Debt, Gross	$ 157,555	$ 0
Less: Deferred financing costs	(1,961)	0
Total long-term debt, net	155,594	0
Less: Long-term debt current portion	(15,671)	0
Add: Deferred financing costs, current portion	676	0
Total long-term debt, non-current, net	140,599	0
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	67,247	0
Loans Payable [Member] | Silkstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	13,108	0
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	42,992	0
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Long-Term Debt, Gross	19,195	0
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Long-Term Debt, Gross	$ 15,013	$ 0